Document and Entity Information	12 Months Ended
Dec. 31, 2020
Document and Entity Information [Abstract]
Document Type	POS AM
Amendment Flag	false
Entity Registrant Name	GREAT AMERICAN LIFE INSURANCE CO.
Entity Central Index Key	0000723258
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Small Business	false